UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/07

ITEM 1.               REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Institutional Select Money Market Shares

Money Market Portfolio

April 30, 2007

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs discusses the market environment and the performance of Cash Account Trust — Institutional Select Money Market Shares during the 12-month period ended April 30, 2007.

Q: Will you discuss the market environment for the portfolio during the most recent 12-month period?

A: At the start of the Cash Account Trust's most recent fiscal year, US economic growth remained on track despite geopolitical uncertainty, rising oil prices and an emerging slowdown in the residential real estate market. In the second, third and fourth quarters of 2006, US gross domestic product (GDP) came in at 2.6%, 2.0% and 2.5%, respectively, below long-term growth trends. The Federal Reserve's actions in raising short-term interest rates by one-quarter percentage point at each Fed meeting from June 2004 through June 2006 seemed — at least to some observers — to be bringing the economy in for a "perfect landing," i.e., slower growth with no significant resurgence in inflation.

Beginning at its August 2006 meeting, the Fed "paused" from further short-term rate hikes, believing that the rate increases already in the pipeline would bring inflation back to within the Fed's target range. At the close of the 12-month period ended April 30, 2007, the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — remained at 5.25%. In the first quarter of this year, increasing defaults by subprime mortgage borrowers sparked volatility in the financial markets as investors wondered how badly Wall Street and the banking community would be hurt by a retrenchment in this market. But by mid-March, it seemed evident that the negative effects of the subprime crisis would be well contained. With oil prices rising but still below their record highs of last year, the economy appeared poised to maintain a moderate growth rate.

Portfolio Performance (as of April 30, 2007)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Institutional Select Money Market Shares	5.18%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-scudder.com.

As of April 30, 2007, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year taxable money market rates, stood at 5.29%, compared with 5.33% 12 months earlier.1

1 The LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: How did the portfolio perform over its most recent fiscal year?

A: We were able to maintain a competitive yield in Institutional Select Money Market Shares. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A: During the early part of the period, because of the uncertainty over when the Fed would halt its series of interest rate increases, our strategy was to keep the portfolio's average maturity relatively short in order to reduce risk. As we moved into the third quarter of 2006, the yield curve flattened substantially, and we were able to extend maturity slightly to capture additional yield.2 As the money market curve inverted late last year (i.e., securities with the shortest maturities offered higher yields), we refocused our purchases on one- to three-month maturities.

2 Yield curve — The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

For the period, we maintained a significant allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period.

Q: What detracted from performance during the period?

A: In the rising rate environment that we experienced from April through June 2006, it was prudent to purchase maturities up to the next Fed meeting when rates might once again be raised. Leading up to the August Fed meeting, there was a great deal of uncertainty over when the Fed might pause in its tightening cycle. We preferred to be cautious, which in the end cost our money market funds some yield as the yield curve flattened in mid-2006.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2006 to April 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Institutional Select Money Market Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2007
Actual Portfolio Return	Money Market Portfolio
Beginning Account Value 11/1/06	$ 1,000.00
Ending Account Value 4/30/07	$ 1,025.90
Expenses Paid per $1,000*	$ 1.00
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/06	$ 1,000.00
Ending Account Value 4/30/07	$ 1,023.80
Expenses Paid per $1,000*	$ 1.00
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Institutional Select Money Market Shares	.20%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Money Market Portfolio

Asset Allocation	4/30/07	4/30/06

Commercial Paper	38%	22%
Short-Term Notes	29%	30%
Certificates of Deposit and Bank Notes	24%	21%
Repurchase Agreements	4%	3%
Promissory Notes	3%	4%
Master Notes	1%	—
Funding Agreements	1%	1%
Time Deposits	—	18%
US Government Sponsored Agencies	—	1%
	100%	100%
Weighted Average Maturity	4/30/07	4/30/06

Cash Account Trust — Money Market Portfolio	33 days	35 days
First Tier Retail Money Fund Average*	41 days	39 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 10-14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Investment Portfolio as of April 30, 2007

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.5%
Alliance & Leicester PLC, 5.335%, 6/11/2007	47,000,000	47,000,263
Banco Bilbao Vizcaya Argentaria SA:
5.305%, 6/1/2007	25,000,000	25,000,000
5.305%, 7/23/2007	18,000,000	18,000,205
Bank of America NA, 5.25%, 9/7/2007	21,000,000	21,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	82,000,000	82,000,000
5.35%, 7/25/2007	60,000,000	60,000,000
Bayerische Landesbank, 5.305%, 7/23/2007	25,000,000	25,000,284
Canadian Imperial Bank of Commerce, 5.41%, 3/17/2008	45,000,000	45,002,791
Citibank NA, 5.315%, 5/2/2007	50,000,000	50,000,000
Credit Suisse, 5.71%, 6/28/2007	25,000,000	25,000,000
DNB NOR Bank ASA, 5.31%, 7/31/2007	40,000,000	40,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	30,000,000	29,999,523
Mizuho Corporate Bank:
5.3%, 5/7/2007	22,000,000	22,000,000
5.305%, 5/16/2007	45,000,000	45,000,000
5.32%, 7/19/2007	30,000,000	30,000,000
5.32%, 7/25/2007	35,000,000	35,000,000
5.335%, 5/8/2007	32,000,000	32,000,000
Natixis SA, 5.55%, 6/18/2007	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	35,000,000	35,000,000
Norinchukin Bank:
5.27%, 9/10/2007	21,000,000	21,000,000
5.31%, 6/11/2007	35,000,000	35,000,000
5.35%, 7/10/2007	45,000,000	45,000,000
Societe Generale:
5.305%, 5/2/2007	35,000,000	35,000,000
5.32%, 5/11/2007	40,000,000	40,000,000
5.34%, 7/19/2007	44,400,000	44,400,000
UBS AG:
5.29%, 7/2/2007	20,000,000	20,000,000
5.3%, 7/2/2007	25,000,000	25,000,000
UniCredito Italiano SpA, 5.315%, 5/8/2007	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $977,403,066)		977,403,066

Commercial Paper** 37.3%
Apache Corp., 5.37%, 5/1/2007	20,000,000	20,000,000
Apreco LLC, 5.32%, 5/1/2007	50,826,000	50,826,000
Atlantic Asset Securitization LLC:
5.28%, 5/11/2007	25,000,000	24,963,333
5.28%, 5/14/2007	45,000,000	44,914,200
Beta Finance, Inc.:
5.21%, 7/27/2007	15,000,000	14,811,137
5.235%, 7/27/2007	11,000,000	10,860,836
BP Capital Markets PLC, 5.3%, 5/1/2007	42,000,000	42,000,000
CAFCO LLC, 5.27%, 5/3/2007	12,000,000	11,996,487
Cancara Asset Securitization LLC:
5.24%, 6/18/2007	29,297,000	29,092,312
5.25%, 5/23/2007	35,000,000	34,887,708
5.255%, 5/16/2007	16,922,000	16,884,948
CC (USA), Inc., 5.24%, 7/27/2007	34,000,000	33,569,447
Cedar Springs Capital Company LLC:
5.25%, 5/11/2007	55,000,000	54,919,792
5.255%, 7/20/2007	25,000,000	24,708,056
5.27%, 5/2/2007	26,875,000	26,871,066
Cobbler Funding LLC:
5.235%, 6/11/2007	17,000,000	16,898,645
5.235%, 6/12/2007	8,209,000	8,158,864
5.245%, 7/30/2007	14,115,000	13,929,917
Depfa Bank PLC:
5.12%, 8/24/2007	20,000,000	19,672,889
5.23%, 7/5/2007	30,000,000	29,716,708
Dorada Finance, Inc., 5.24%, 6/22/2007	22,500,000	22,329,700
Gannett Co., Inc.:
5.33%, 5/29/2007	33,000,000	32,863,197
5.34%, 5/9/2007	16,000,000	15,981,013
Giro Balanced Funding Corp.:
5.255%, 7/19/2007	15,000,000	14,827,023
5.29%, 5/21/2007	40,000,000	39,882,444
Giro Funding US Corp.:
5.255%, 7/24/2007	50,000,000	49,386,917
5.29%, 6/8/2007	25,000,000	24,860,403
Grampian Funding Ltd.:
5.175%, 10/10/2007	39,000,000	38,091,787
5.21%, 7/25/2007	30,000,000	29,630,958
Greyhawk Funding LLC, 5.24%, 5/16/2007	60,000,000	59,869,000
K2 (USA) LLC:
5.145%, 8/8/2007	6,000,000	5,915,108
5.255%, 5/23/2007	16,400,000	16,347,333
KBC Financial Products International Ltd., 5.2%, 5/14/2007	40,000,000	39,924,889
Lake Constance Funding LLC:
5.23%, 6/7/2007	45,000,000	44,758,112
5.25%, 5/4/2007	26,000,000	25,988,625
Morgan Stanley, 5.2%, 6/26/2007	80,000,000	79,352,889
Nieuw Amsterdam Receivables Corp.:
5.24%, 6/19/2007	22,602,000	22,440,798
5.27%, 5/11/2007	38,766,000	38,709,251
Northern Rock PLC, 5.245%, 5/9/2007	38,000,000	37,955,709
Park Avenue Receivables Co., LLC, 5.3%, 5/3/2007	45,000,000	44,986,750
Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	28,000,000	27,288,263
Series A, 5.225%, 8/22/2007	28,643,000	28,173,235
Sheffield Receivables Corp., 5.245%, 5/10/2007	25,000,000	24,967,219
Simba Funding Corp.:
5.24%, 6/19/2007	32,500,000	32,268,203
5.247%, 5/23/2007	22,000,000	21,929,450
5.25%, 5/2/2007	20,000,000	19,997,083
5.255%, 5/29/2007	28,486,000	28,369,571
Valcour Bay Capital Co., LLC, 5.31%, 5/4/2007	30,000,000	29,986,725
Verizon Communications, Inc.:
5.28%, 6/8/2007	50,000,000	49,721,333
5.285%, 5/30/2007	30,000,000	29,872,279
5.3%, 5/23/2007	15,000,000	14,951,417
Volkswagen of America, Inc., 5.37%, 5/1/2007	28,198,000	28,198,000
Total Commercial Paper (Cost $1,549,507,029)		1,549,507,029

Short-Term Notes* 29.2%
Alliance & Leicester PLC, 5.33%, 4/8/2008	50,000,000	50,000,000
American Express Bank FSB, 5.28%, 2/8/2008	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd., 5.32%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 5.32%, 10/20/2010	100,000,000	100,000,000
BMW US Capital LLC, 144A, 5.34%, 4/15/2010	20,000,000	20,000,000
BNP Paribas:
5.29%, 6/13/2007	50,000,000	50,000,000
5.31%, 10/26/2010	35,000,000	35,000,000
Calyon, 144A, 5.32%, 4/15/2008	35,000,000	35,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	2,500,000	2,500,050
Commonwealth Bank of Australia, 5.32%, 8/24/2010	30,000,000	30,000,000
DNB NOR Bank ASA, 5.31%, 5/23/2008	30,000,000	30,000,000
General Electric Capital Corp., 5.387%, 3/4/2008	45,000,000	45,027,071
HSBC Finance Corp., 5.33%, 2/6/2012	30,000,000	30,000,000
HSBC USA, Inc., 5.32%, 12/15/2011	165,000,000	165,001,562
International Business Machine Corp., 5.33%, 12/8/2010	30,000,000	30,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.32%, 12/15/2011	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
5.3%, 8/24/2011	45,000,000	45,000,000
5.33%, 9/15/2010	50,000,000	50,000,000
5.4%, 2/3/2009	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, 2/19/2008	30,000,000	30,000,000
Morgan Stanley:
5.32%, 9/5/2007	56,000,000	56,000,000
5.372%, 9/10/2007	45,000,000	45,000,000
Natixis SA, 5.367%, 5/14/2007	50,000,000	50,000,000
Nordea Bank AB, 5.31%, 4/8/2011	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.366%, 9/6/2014	19,000,000	19,000,000
Skandinaviska Enskilda Banken:
5.32%, 7/16/2010	25,000,000	25,000,000
5.32%, 2/9/2011	50,000,000	50,000,000
UniCredito Italiano Bank (Ireland) PLC:
144A, 5.33%, 5/14/2008	25,000,000	25,000,000
5.34%, 3/9/2011	42,000,000	42,000,000
Total Short-Term Notes (Cost $1,215,528,683)		1,215,528,683

Asset Backed 0.2%
Interstar Millennium Trust, "A1", Series 2006-2GA, 5.3%*, 5/27/2038 (Cost $9,146,699)	9,146,699	9,146,699

Funding Agreements 1.2%
New York Life Insurance Co., 5.41%*, 9/18/2007 (Cost $50,000,000)	50,000,000	50,000,000

Master Notes 1.3%
The Bear Stearns Companies, Inc., 5.412%*, 5/1/2007 (a) (Cost $53,000,000)	53,000,000	53,000,000

Promissory Notes* 2.9%
The Goldman Sachs Group, Inc.:
5.35%, 1/18/2008	34,000,000	34,000,000
5.36%, 10/19/2007	85,000,000	85,000,000
Total Promissory Notes (Cost $119,000,000)		119,000,000

Repurchase Agreements 4.1%
Greenwich Capital Markets, Inc., 5.25%, dated 4/30/2007, to be repurchased at $85,012,396 on 5/1/2007 (b)	85,000,000	85,000,000
JPMorgan Securities, Inc., 5.25%, dated 4/30/2007, to be repurchased at $23,003,354 on 5/1/2007 (c)	23,000,000	23,000,000
State Street Bank and Trust Co., 4.89%, dated 4/30/2007, to be repurchased at $1,399,190 on 5/1/2007 (d)	1,399,000	1,399,000
The Bear Stearns & Co., Inc., 5.25%, dated 4/30/2007, to be repurchased at $59,008,604 on 5/1/2007 (e)	59,000,000	59,000,000
Total Repurchase Agreements (Cost $168,399,000)		168,399,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,141,984,477)+	99.7	4,141,984,477
Other Assets and Liabilities, Net	0.3	13,381,606
Net Assets	100.0	4,155,366,083
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2007.
** Annualized yield at the time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $4,141,984,477.
(a) Reset date; not maturity date.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,353,710	Federal Home Loan Mortgage Corp.	5.5	4/15/2033	49,827,986
38,315,000	Federal National Mortgage Association	5.0-6.0	6/25/2035- 5/25/2037	36,875,909
Total Collateral Value				86,703,895
(c) Collateralized by $23,418,424 Government National Mortgage Association, 4.259-6.0%, with various maturities of 10/16/2021-7/16/2036 with a value of $23,461,244.
(d) Collateralized by $1,430,000 US Treasury Note, 4.625%, maturing on 3/31/2008 with a value of $1,430,000.
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,783,223	Federal Home Loan Mortgage Corp.	5.5	5/1/2037	18,530,327
41,644,378	Federal National Mortgage Association	5.0-6.0	5/1/2027- 5/1/2037	41,650,584
Total Collateral Value				60,180,911

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of April 30, 2007
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$ 3,973,585,477
Repurchase agreements, valued at amortized cost	168,399,000
Total investments in securities, valued at amortized cost	4,141,984,477
Cash	3,616,983
Interest receivable	17,157,739
Receivable for Portfolio shares sold	436,227
Other assets	132,718
Total assets	4,163,328,144
Liabilities
Payable for investments purchased	2,569,671
Dividends payable	118,506
Payable for Portfolio shares redeemed	433,865
Accrued management fee	494,400
Other accrued expenses and payables	4,345,619
Total liabilities	7,962,061
Net assets, at value	$ 4,155,366,083
Net Assets
Net assets consist of: Undistributed net investment income	107,749
Accumulated net realized gain (loss)	(761,526)
Paid-in capital	4,156,019,860
Net assets, at value	$ 4,155,366,083

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2007 (continued)
Net Asset Value	Money Market Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($978,905,640 ÷ 978,901,418 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Capital Assets Funds Preferred Shares

Net Asset Value, offering and redemption price per share ($62,890 ÷ 62,889 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($240,392,271 ÷ 240,390,560 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($83,229,412 ÷ 83,228,834 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Money Market Shares

Net Asset Value, offering and redemption price per share ($130,998,518 ÷ 130,995,291 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Select Money Market Shares

Net Asset Value, offering and redemption price per share ($230 ÷ 229 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($1,342,702,196 ÷ 1,342,562,617 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premium Reserve Money Market Shares

Net Asset Value, offering and redemption price per share ($282,345,991 ÷ 282,261,028 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Service Shares

Net Asset Value, offering and redemption price per share ($1,096,728,935 ÷ 1,096,726,099 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2007
Investment Income	Money Market Portfolio
Income: Interest	$ 244,221,549
Expenses: Management fee	7,459,820
Services to shareholders	12,015,616
Custodian fees	211,309
Distribution service fees	23,642,991
Auditing	82,129
Legal	85,445
Trustees' fees and expenses	105,724
Reports to shareholders	1,186,976
Registration fees	162,331
Other	207,830
Total expenses before expense reductions	45,160,171
Expense reductions	(1,498,211)
Total expenses after expense reductions	43,661,960
Net investment income	200,559,589
Net realized gain (loss) from investments	9,799
Net increase (decrease) in net assets resulting from operations	$ 200,569,388

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2007	2006
Operations: Net investment income	$ 200,559,589	$ 183,391,707
Net realized gain (loss) on investment transactions	9,799	14,178
Net increase in net assets resulting from operations	200,569,388	183,405,885
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(36,724,741)	(19,916,031)
Capital Assets Funds Preferred Shares	(3,836)	(300,099)
Davidson Cash Equivalent Shares	(18,279,052)	(10,505,196)
Davidson Cash Equivalent Plus Shares	(8,466,268)	(4,264,968)
Institutional Money Market Shares	(5,459,807)	(3,401,909)
Institutional Select Money Market Shares	(12)	(10)
Premier Money Market Shares	(77,585,050)	(108,744,331)
Premium Reserve Money Market Shares	(13,590,652)	(13,272,109)
Service Shares	(40,450,171)	(22,987,054)
Portfolio share transactions: Proceeds from shares sold	5,148,526,894	8,313,486,956
Reinvestment of distributions	200,601,501	180,071,658
Cost of shares redeemed	(8,090,063,170)	(5,805,806,430)
Net increase (decrease) in net assets from Portfolio share transactions	(2,740,934,775)	2,687,752,184
Increase (decrease) in net assets	(2,740,924,976)	2,687,766,362
Net assets at beginning of period	6,896,291,059	4,208,524,697
Net assets at end of period (including undistributed net investment income of $107,749 and $107,749, respectively)	$ 4,155,366,083	$ 6,896,291,059

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Institutional Select Money Market Shares
Years Ended April 30,	2007	2006	2005	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.051	.038	.017	.010	.005
Less distributions from net investment income	(.051)	(.038)	(.017)	(.010)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	5.22	3.82	1.75	.99	.52**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.0002	.0002	.001	.001	.001
Ratio of expenses (%)	.20	.19	.20	.18	.19*
Ratio of net investment income (%)	5.08	3.80	1.73	.98	1.33*
[a] For the period from December 2, 2002 (commencement of sales of Institutional Select Money Market Shares) to April 30, 2003. * Annualized ** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Money Market Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Institutional Select Money Market Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2007, the Portfolio had a net tax basis capital loss carryforward of approximately ($761,500) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010 ($750,000) and April 30, 2015 ($11,500), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2006 through April 30, 2007, the Portfolio incurred approximately $200 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended April 30, 2008.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if the Portfolio implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2007, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed ordinary income	$ 262,877
Capital loss carryforwards	$ 761,500

In addition, during the years ended April 30, 2007 and April 30, 2006, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended April 30,
	2007	2006
Distributions from ordinary income	$ 200,559,589	$ 183,391,707

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the year ended April 30, 2007, the Portfolio incurred management fees equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Money Market Portfolio	.16%

For the period May 1, 2006 through April 30, 2007, the Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Institutional Select Money Market Shares to the extent necessary to maintain total operating expenses at 0.20% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

The Advisor also has agreed to maintain expenses of the Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares and Service Shares of the Money Market Portfolio at certain rates for the year ended April 30, 2007. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2007
Capital Assets Funds Shares	$ 2,121,611	$ 324,864	$ 344,014
Capital Assets Funds Preferred Shares	135	61	18
Davidson Cash Equivalent Shares	1,338,807	315,972	201,786
Davidson Cash Equivalent Plus Shares	417,310	57,245	66,303
Institutional Money Market Shares	27,845	5,486	2,983
Premier Money Market Shares	5,090,511	—	615,951
Premium Reserve Money Market Shares	294,877	—	50,049
Service Shares	2,565,431	772,548	376,104

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2007, the Distribution Fee was as follows:

Money Market Portfolio:	Distribution Fee	Unpaid at April 30, 2007	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 2,814,384	$ 256,960.33%		.33%
Capital Assets Funds Preferred Shares	163	—	.20%	.20%
Davidson Cash Equivalent Shares	1,274,461	72,392.30%		.30%
Davidson Cash Equivalent Plus Shares	473,981	25,226.25%		.25%
Institutional Money Market Shares	10,795	1,033.01%		.08%
Premier Money Market Shares	4,560,233	285,849.25%		.25%
Service Shares	5,637,519	531,436.60%		.60%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2007, the Service Fee was as follows:

Money Market Portfolio:	Service Fee	Unpaid at April 30, 2007	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 2,132,110	$ 194,776.25%		.25%
Capital Assets Funds Preferred Shares	82	6.10%		.10%
Davidson Cash Equivalent Shares	1,062,050	59,786.25%		.25%
Davidson Cash Equivalent Plus Shares	379,185	21,424.20%		.20%
Institutional Money Market Shares	10,981	1,055.01%		.08%
Premier Money Market Shares	4,567,164	274,798.25%		.25%
Premium Reserve Money Market Shares	719,883	58,931.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2007
Money Market Portfolio	$ 38,170	$ 22,080

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the year ended April 30, 2007, the Advisor has agreed to reimburse the Portfolio the following amount, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Money Market Portfolio	$ 11,362

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2007, the Portfolio's custodian fees were reduced as follows:

	Custody Credits	Transfer Credits
Money Market Portfolio	$ 5,573	$ 5,100

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio

	Year Ended April 30, 2007		Year Ended April 30, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	818,107,945	$ 818,107,945	1,412,944,127*	$ 1,412,944,127*
Capital Assets Funds Preferred Shares	478,930	478,930	835,462,891**	835,462,891**
Davidson Cash Equivalent Shares	556,803,724	556,803,724	445,286,567	445,286,567
Davidson Cash Equivalent Plus Shares	380,070,592	380,070,592	301,619,048	301,619,048
Institutional Money Market Shares	486,240,953	486,240,953	374,803,822	374,803,822
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	1,111,654,666	1,111,654,666	2,405,152,436	2,405,152,436
Premium Reserve Money Market Shares	646,507,853	646,507,853	796,824,800	796,824,800
Service Shares	1,148,662,231	1,148,662,231	1,741,393,265	1,741,393,265
		$ 5,148,526,894		$ 8,313,486,956
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	36,885,574	$ 36,885,574	19,796,024*	$ 19,796,024*
Capital Assets Funds Preferred Shares	3,857	3,857	300,083**	300,083**
Davidson Cash Equivalent Shares	18,365,368	18,365,368	10,443,501	10,443,501
Davidson Cash Equivalent Plus Shares	8,499,010	8,499,010	4,239,364	4,239,364
Institutional Money Market Shares	5,445,623	5,445,623	3,380,800	3,380,800
Institutional Select Money Market Shares	18	18	4	4
Premier Money Market Shares	78,434,057	78,434,057	108,063,865	108,063,865
Premium Reserve Money Market Shares	12,335,715	12,335,715	11,047,966	11,047,966
Service Shares	40,632,279	40,632,279	22,800,051	22,800,051
		$ 200,601,501		$ 180,071,658
Shares redeemed
Capital Assets Funds Shares	(651,365,112)	$ (651,365,112)	(657,467,140)*	$ (657,467,140)*
Capital Assets Funds Preferred Shares	(494,097)	(494,097)	(835,688,775)**	(835,688,775)**
Davidson Cash Equivalent Shares	(713,155,632)	(713,155,632)	(393,679,507)	(393,679,507)
Davidson Cash Equivalent Plus Shares	(455,143,929)	(455,143,929)	(265,168,677)	(265,168,677)
Institutional Money Market Shares	(467,531,149)	(467,531,149)	(345,994,072)	(345,994,072)
Institutional Select Money Market Shares	—	—	(1,034)	(1,034)
Premier Money Market Shares	(3,942,857,458)	(3,942,857,458)	(1,798,662,107)	(1,798,662,107)
Premium Reserve Money Market Shares	(885,193,065)	(885,193,065)	(626,271,242)	(626,271,242)
Service Shares	(974,322,728)	(974,322,728)	(882,873,876)	(882,873,876)
		$ (8,090,063,170)		$ (5,805,806,430)
Net increase (decrease)
Capital Assets Funds Shares	203,628,407	$ 203,628,407	775,273,011*	$ 775,273,011*
Capital Assets Funds Preferred Shares	(11,310)	(11,310)	74,199**	74,199**
Davidson Cash Equivalent Shares	(137,986,540)	(137,986,540)	62,050,561	62,050,561
Davidson Cash Equivalent Plus Shares	(66,574,327)	(66,574,327)	40,689,735	40,689,735
Institutional Money Market Shares	24,155,427	24,155,427	32,190,550	32,190,550
Institutional Select Money Market Shares	18	18	(1,030)	(1,030)
Premier Money Market Shares	(2,752,768,735)	(2,752,768,735)	714,554,194	714,554,194
Premium Reserve Money Market Shares	(226,349,497)	(226,349,497)	181,601,524	181,601,524
Service Shares	214,971,782	214,971,782	881,319,440	881,319,440
		$ (2,740,934,775)		$ 2,687,752,184
* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.
** For the period from June 23, 2005 (commencement of operations) to April 30, 2006.

6. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of Cash Account Trust at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 18, 2007

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2007. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted; (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member's term of office extends until the next shareholders' meeting called for the purpose of electing such Board Members and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Board Members
Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2007, and Board Member, 2002-present	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	55
John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	55
Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	55
James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	55
Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2001); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	55
William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (accounting) (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	55
Shirley D. Peterson (1941) Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.
		55
Robert H. Wadsworth (1940) Board Member, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Formerly, Trustee of New York Board DWS Funds.	58
Officers[2]
Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael G. Clark[4] (1965) President, 2006-present	Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)
n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a
Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Paul Antosca[5] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Jason Vazquez[4] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)
n/a
Robert Kloby[4] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)
n/a
1 Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the portfolio, managed by the Advisor. For the Officers of the portfolio, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the portfolio.
3 Executive title, not a board directorship.
4 Address: 345 Park Avenue, New York, New York 10154.
5 Address: Two International Place, Boston, Massachusetts 02110.

The portfolio's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2007, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. William McClayton, Mr. Donald Dunaway and Mr. Robert Hoffman. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- MONEY MARKET PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$72,207	$0	$9,846	$0
2006	$61,234	$0	$8,350	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$330,000	$466,614	$0
2006	$169,000	$386,824	$0

The “Audit-Related Fees” were billed for services in connection with agreed upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$9,846	$466,614	$1,225,375	$1,701,835
2006	$8,350	$386,824	$535,406	$930,580

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DeIM and other related entities that provide support for the operations of the fund.

***

In connection with the audit of the 2006 and 2007 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y recently advised the Fund’s Audit Committee that certain arrangements between the Ernst & Young member firm in Germany (“E&Y Germany”) and Deutsche Bank AG (“DB”) had been determined to be inconsistent with the SEC auditor independence rules. DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. In 2006 and 2007, DB provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to E&Y Germany. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audits of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangements and is in the process of terminating the guarantee on the lease deposits.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2007